Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2025
Variable Interest Entity, Measure of Activity [Abstract]
Schedule of Consolidated Variable Interest Entities
The table below reflects the carrying amount and balance sheet caption in which the assets and liabilities of consolidated VIEs are reported:

	December 31, 2025	December 31, 2024
	(in thousands)
Fixed maturities, available-for-sale, at fair value	$39,593	$0
Other invested assets	52,590	0
Accrued investment income	129	0
Cash and cash equivalents	157	0
Income tax assets	14	0
Other assets	84	0
Total assets of consolidated variable interest entities	$92,567	$0

Payables to parent and affiliates	$739	$0
Other liabilities	3,945	0
Total liabilities of consolidated variable interest entities	$4,684	$0